PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Property, Plant and Equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2024	$32,899	$17,832	$15,191	$996	$66,918
Additions	3	137	187	51	378
Transfer from construction work-in-progress	7	404	1,204	5	1,620
Acquisitions through business combinations	—	—	40	—	40
Disposals	—	(1,970)	—	—	(1,970)
Transfer to assets held for sale	—	(526)	—	—	(526)
Items recognized through OCI:
Change in fair value	(75)	168	14	2	109
Foreign exchange	1,492	615	581	72	2,760
Items recognized through net income:
Change in fair value	—	(3)	(106)	—	(109)
Depreciation	(322)	(439)	(382)	(49)	(1,192)
As at June 30, 2025	$34,004	$16,218	$16,729	$1,077	$68,028

Construction work-in-progress
As at December 31, 2024	$299	$2,107	$3,264	$887	$6,557
Additions	93	577	1,755	517	2,942
Transfer to property, plant and equipment	(7)	(404)	(1,204)	(5)	(1,620)
Acquisitions through business combinations	—	—	462	—	462
Transfer to assets held for sale	—	—	(249)	—	(249)
Items recognized through OCI:
Foreign exchange	8	40	111	72	231
As at June 30, 2025	$393	$2,320	$4,139	$1,471	$8,323
Total property, plant and equipment, at fair value
As at December 31, 2024(2)(3)	$33,198	$19,939	$18,455	$1,883	$73,475
As at June 30, 2025(2)(3)	$34,397	$18,538	$20,868	$2,548	$76,351
(1)Includes biomass, cogeneration, and battery storage.
(2)Includes right-of-use assets not subject to revaluation of $47 million (2024: $49 million) in hydroelectric, $404 million (2024: $427 million) in wind, $711 million (2024: $637 million) in solar, and $21 million (2024: $3 million) in other.
(3)Includes land not subject to revaluation of $208 million (2024: $204 million) in hydroelectric, $62 million (2024: $61 million) in wind, $193 million (2024: $167 million) in solar, and $2 million (2024: $2 million) in other.

Schedule of Asset Acquisitions
During the period, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Economic Interest
China	Distributed energy & storage	540 MW	$269 million	25%
U.S.	Utility-scale solar	300 MW	$66 million	20%
U.S.	Various	725 MW	$47 million	58%
U.S.	Utility-scale solar	177 MW	$23 million	20%
U.S.	Distributed energy & storage	51 MW	$13 million	25%
U.K.	Wind	28 MW	$21 million	35%
U.S.	Distributed energy & storage	53 MW	$26 million	20%